Consolidated Statements Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statement of Comprehensive Income [Abstract]
Net income	$ 53,872	$ 114,588	$ 115,800
Other comprehensive income (losses), net of tax:
Foreign currency translation	(60,821)	(8,104)	(50,826)
Unrecognized prior service cost of post-employment benefits:
Unrecognized prior service cost (net of $624 of income taxes)		(1,213)
Reclassification adjustment for net losses included in net income (net of $197 of income taxes)	382
Unrecognized prior service cost of post-employment benefits	382	(1,213)
Unrealized results on cash flow hedges:
Unrealized net gains (losses) on cash flow hedges (net of $nil of income taxes)	537	(4,195)	131
Plus: reclassification adjustment for net (gains) losses included in net income (net of $nil of income taxes)	(164)	3,101	451
Unrealized results on cash flow hedges	373	(1,094)	582
Total other comprehensive losses	(60,066)	(10,411)	(50,244)
Comprehensive (loss) income	(6,194)	104,177	65,556
Plus (Less): Comprehensive expense (income) attributable to non-controlling interests	134	(277)	248
Comprehensive (loss) income attributable to Arcos Dorados Holdings Inc.	$ (6,060)	$ 103,900	$ 65,804